Property and equipment, net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	December 31, 2024	June 30, 2025	June 30, 2025
	S$’000	S$’000	US$’000

Computer	75	78	61
Office	3	3	2
Renovation	22	22	17
Operating lease right-of-use assets	153	153	120
Total	253	256	200
Less: accumulated depreciation	(98)	(143)	(111)
Net book value	155	113	89